Organization and Nature of Operations (Details) (CNY)	12 Months Ended	0 Months Ended
	Dec. 31, 2013 entity	Feb. 03, 2000 Operating agreement	Jun. 10, 2011 Shareholder voting rights trust agreement	May 12, 2000 Shareholder voting rights trust agreement	Jun. 06, 2000 Letter of agreement	Dec. 31, 2013 Primary Beneficiary Consolidated VIEs	Aug. 31, 2011 Ujia E-commerce employee	Dec. 31, 2013 StormNet IT SH and StormNet IT HK Joint Venture Company
Principle subsidiaries and variable interest entities
Number of principal VIEs	2
Number of employees incorporating new entity							2
Number of companies in joint venture								2
Total assets of all the consolidated VIEs						2,300,000,000
Total liabilities of all the consolidated VIEs						2,100,000,000
Amount of assets for settlement of obligations except for the registered capital of the VIEs						0
Registered capital of VIEs						186,100,000
Non-distributable statutory reserves of the consolidated VIEs						11,500,000
Number of entities for which the company has a variable interest but is not the primary beneficiary	0
Term of principal (or amended principal) agreement		20 years	20 years	10 years	20 years